Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
April 30, 2026
RW30-NPRT3-0626
1.858594.118
Bond Funds - 70.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	103,264	1,035,741
Fidelity Series Corporate Bond Fund (a)	44,245	413,691
Fidelity Series Emerging Markets Debt Fund (a)	3,289	28,318
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	749	7,145
Fidelity Series Floating Rate High Income Fund (a)	587	5,108
Fidelity Series Government Bond Index Fund (a)	76,350	695,547
Fidelity Series High Income Fund (a)	574	5,129
Fidelity Series International Credit Fund (a)	754	6,330
Fidelity Series International Developed Markets Bond Index Fund (a)	29,871	250,914
Fidelity Series Investment Grade Bond Fund (a)	63,457	640,285
Fidelity Series Investment Grade Securitized Fund (a)	42,328	384,340
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,106	143,118
Fidelity Series Real Estate Income Fund (a)	505	5,127
TOTAL BOND FUNDS (Cost $3,658,098)		3,620,793

Domestic Equity Funds - 10.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,702	116,843
Fidelity Series Commodity Strategy Fund (a)	318	37,347
Fidelity Series Large Cap Growth Index Fund (a)	2,484	74,801
Fidelity Series Large Cap Stock Fund (a)	2,772	79,648
Fidelity Series Large Cap Value Index Fund (a)	7,067	142,195
Fidelity Series Small Cap Core Fund (a)	1,455	22,522
Fidelity Series Small Cap Opportunities Fund (a)	745	14,058
Fidelity Series Value Discovery Fund (a)	2,822	50,856
TOTAL DOMESTIC EQUITY FUNDS (Cost $292,979)		538,270

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,122	88,037
Fidelity Series Emerging Markets Fund (a)	3,497	50,430
Fidelity Series Emerging Markets Opportunities Fund (a)	6,833	201,651
Fidelity Series International Growth Fund (a)	4,331	87,870
Fidelity Series International Index Fund (a)	2,117	34,169
Fidelity Series International Small Cap Fund (a)	2,605	49,086
Fidelity Series International Value Fund (a)	5,281	87,723
Fidelity Series Overseas Fund (a)	5,650	87,750
Fidelity Series Select International Small Cap Fund (a)	367	5,571
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $421,961)		692,287

Short-Term Funds - 4.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	4,097	40,970
Fidelity Series Treasury Bill Index Fund (a)	16,590	165,075
TOTAL SHORT-TERM FUNDS (Cost $205,299)		206,045

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $59,031)	3.73	59,031	59,031

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,637,368)	5,116,426
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,792)
NET ASSETS - 100.0%	5,114,634

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,501,254	232,722	705,583	41,711	(2,036)	9,384	1,035,741	103,264
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,210	93	2,299	66	60	(64)	-	-
Fidelity Series Blue Chip Growth Fund	160,406	33,031	96,086	6,210	19,156	336	116,843	4,702
Fidelity Series Canada Fund	56,926	72,333	55,282	1,855	2,077	11,983	88,037	4,122
Fidelity Series Commodity Strategy Fund	16,641	38,385	28,470	499	3,051	7,740	37,347	318
Fidelity Series Corporate Bond Fund	600,325	95,357	282,064	20,866	(11,699)	11,772	413,691	44,245
Fidelity Series Emerging Markets Debt Fund	40,465	4,565	18,753	1,773	(878)	2,919	28,318	3,289
Fidelity Series Emerging Markets Debt Local Currency Fund	11,263	1,431	5,665	719	(80)	196	7,145	749
Fidelity Series Emerging Markets Fund	59,702	17,995	45,104	1,405	9,065	8,772	50,430	3,497
Fidelity Series Emerging Markets Opportunities Fund	239,096	78,449	182,247	5,805	35,000	31,353	201,651	6,833
Fidelity Series Floating Rate High Income Fund	7,364	1,146	3,279	401	(145)	22	5,108	587
Fidelity Series Government Bond Index Fund	987,527	185,966	478,291	27,526	(27,521)	27,866	695,547	76,350
Fidelity Series Government Money Market Fund	114,496	99,803	155,268	3,031	-	-	59,031	59,031
Fidelity Series High Income Fund	7,432	897	3,304	386	47	57	5,129	574
Fidelity Series International Credit Fund	6,147	198	-	198	-	(15)	6,330	754
Fidelity Series International Developed Markets Bond Index Fund	362,347	61,933	163,671	13,041	(12,206)	2,511	250,914	29,871
Fidelity Series International Growth Fund	123,985	36,906	78,936	8,402	8,952	(3,037)	87,870	4,331
Fidelity Series International Index Fund	46,736	12,446	31,445	1,346	5,875	557	34,169	2,117
Fidelity Series International Small Cap Fund	93,632	18,043	59,875	11,810	9,090	(11,804)	49,086	2,605
Fidelity Series International Value Fund	140,746	37,025	102,378	10,864	21,509	(9,179)	87,723	5,281
Fidelity Series Investment Grade Bond Fund	923,701	152,604	441,856	28,666	(29,263)	35,099	640,285	63,457
Fidelity Series Investment Grade Securitized Fund	570,757	81,577	279,418	18,518	(19,922)	31,346	384,340	42,328
Fidelity Series Large Cap Growth Index Fund	102,317	21,910	56,273	880	12,111	(5,264)	74,801	2,484
Fidelity Series Large Cap Stock Fund	94,624	34,668	56,396	9,745	4,972	1,780	79,648	2,772
Fidelity Series Large Cap Value Index Fund	191,329	50,010	125,633	6,810	16,922	9,567	142,195	7,067
Fidelity Series Long-Term Treasury Bond Index Fund	277,189	61,562	197,256	6,374	(14,946)	16,569	143,118	27,106
Fidelity Series Overseas Fund	124,117	36,839	72,211	8,855	8,058	(9,053)	87,750	5,650
Fidelity Series Real Estate Income Fund	7,335	1,016	3,253	296	(12)	41	5,127	505
Fidelity Series Select International Small Cap Fund	6,358	271	1,979	184	300	621	5,571	367
Fidelity Series Short-Term Credit Fund	69,822	8,477	37,130	2,319	42	(241)	40,970	4,097
Fidelity Series Small Cap Core Fund	42,369	3,362	32,235	281	4,542	4,484	22,522	1,455
Fidelity Series Small Cap Opportunities Fund	19,364	2,402	12,031	890	3,966	357	14,058	745
Fidelity Series Treasury Bill Index Fund	315,770	107,177	258,212	7,525	(13)	353	165,075	16,590
Fidelity Series Value Discovery Fund	68,259	20,460	45,165	5,597	3,730	3,572	50,856	2,822
	7,392,011	1,611,059	4,117,048	254,854	49,804	180,600	5,116,426

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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